Consolidated Statements of Cash Flows - AUD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net loss	$ (10,506,935)	$ (7,638,024)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	2,566,719	2,430,941
Stock-based compensation expense	92,432	173,232
Loss/(gain) on fixed assets disposal	1,765	(45)
Unrealized foreign exchange (gains)/losses	(592,230)	370,322
Change in assets and liabilities:
Inventories	(263,651)	(801,790)
Accounts receivable	(408,827)	43,553
Prepayments and other assets	(1,129,077)	(127,703)
Other non-current assets	(87,659)	0
Contract liabilities	(1,395,483)	(2,475,658)
Employee entitlements	75,892	(191,186)
Accounts payable and accrued expenses	1,750,434	(74,781)
Net cash used in operating activities	(9,896,620)	(8,291,139)
Cash flows from investing activities:
Proceeds from sale of property, plant and equipment	0	45
Purchases of property, plant and equipment	(664,584)	(387,046)
Proceeds from government grants and insurance recovery	0	14,797
Net cash used in investing activities	(664,584)	(372,204)
Cash flows from financing activities:
Proceeds from borrowings	20,496	43,644
Proceeds received	75,125	0
Net cash provided by financing activities	95,621	43,644
Net decrease in cash, cash equivalents and restricted cash	(10,465,583)	(8,619,699)
Cash, cash equivalents and restricted cash at beginning of period	28,055,120	37,192,907
Effect of exchange rate fluctuations on the balances of cash held in foreign currencies	509,682	(518,088)
Cash, cash equivalents and restricted cash at end of period	$ 18,099,219	$ 28,055,120